INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Deferred tax assets, net	$ 379,759	$ 364,309
Valuation allowance	84,445	$ 81,553
Valuation allowance, increase (decrease), amount	2,900
Deferred income taxes on bad debt reserve	28,800
Tax bad debt reserve	112,100
Net unrecognized tax benefit reserves	$ 43,558